Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Current Assets
Cash and cash equivalents	$ 909,200	$ 926,033
Restricted cash, current	8,897	174,008
Accounts receivable - less allowance for doubtful accounts of $12,189 and $9,511 at June 30, 2025 and June 30, 2024, respectively	964,051	848,542
Inventories	1,437,636	1,286,404
Prepaid and refundable income taxes	55,773	26,909
Prepaid and other current assets	551,597	398,203
Total Current Assets	3,927,154	3,660,099
Property, plant & equipment, net	1,877,507	1,817,259
Goodwill	4,471,084	4,464,329
Other intangible assets, net	3,204,747	3,503,247
Deferred income taxes	53,407	40,966
Restricted cash, non-current	714,816	689,645
Other assets	662,221	313,089
Total Assets	14,910,936	14,488,634
Current Liabilities
Current portion of long-term debt	188,306	73,770
Accounts payable	846,984	631,548
Accrued compensation and benefits	258,650	212,458
Operating lease current liabilities	41,575	40,580
Accrued income taxes payable	123,762	90,705
Other accrued liabilities	335,564	294,706
Total Current Liabilities	1,794,841	1,343,767
Long-term debt	3,498,615	4,026,448
Deferred income taxes	711,717	784,374
Operating lease liabilities	165,162	162,355
Other liabilities	259,318	225,411
Total Liabilities	6,429,653	6,542,355
Mezzanine Equity
Series B redeemable convertible preferred stock, no par value, 5% cumulative; issued - 215,000 shares at June 30, 2025 and June 30, 2024; redemption value - $2,540,110 and $2,427,860 as of June 30, 2025 and June 30, 2024, respectively	2,483,261	2,364,772
Shareholders’ Equity
Common stock, no par value; authorized - 300,000,000 shares; issued - 171,849,325 shares at June 30, 2025; issued - 168,406,323 shares at June 30, 2024	5,056,168	4,857,657
Accumulated other comprehensive income (AOCI)	372,037	2,640
Retained earnings	584,374	664,940
Shareholders' equity excluding treasury stock	6,012,579	5,525,237
Treasury stock, at cost - 16,294,119 shares at June 30, 2025 and 15,626,740 shares at June 30, 2024	(368,065)	(315,122)
Total Coherent Corp. Shareholders’ Equity	5,644,514	5,210,115
Noncontrolling interests (NCI)	353,508	371,392
Total Equity	5,998,022	5,581,507
Total Liabilities, Mezzanine Equity and Equity	$ 14,910,936	$ 14,488,634